Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Building	12,824,343	13,115,540
Electronic equipment and office furniture	2,051,517	3,803,479
Vehicle	457,594	743,548
Leasehold improvements	285,353	471,327
Property and equipment	15,618,807	18,133,894
Less: Accumulated depreciation	(1,656,414)	(3,157,076)
Property and equipment, net	13,962,393	14,976,818

Depreciation expense was US$1,752,785, US$1,080,267 and US$1,535,644 for the years ended December 31, 2023, 2024 and 2025, respectively.